Employees' retirement benefits (Tables)	12 Months Ended
Mar. 31, 2015
Benefit Payments, which Reflect Expected Future Service Under Contract-Type Corporate Pension Plans

The benefit payments, which reflect expected future service under the contract-type corporate pension plans, are expected to be as follows:

Year ending March 31,	Millions of yen
2016	¥12,885
2017	12,513
2018	12,914
2019	12,381
2020	12,326
2021-2025	65,416

Reconciliations and Changes in Contract-Type Corporate Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the contract-type corporate pension plans’ projected benefit obligations and fair value of plan assets for the fiscal years ended March 31, 2014 and 2015. DOCOMO uses a measurement date of March 31 for its contract-type corporate pension plans.

	Millions of yen
	2014	2015
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥214,805	¥206,055
Service cost	10,435	8,562
Interest cost	3,171	2,821
Actuarial (gain) loss	(11,418)	9,408
Transfer of liability from contract-type corporate pension plans of the NTT group	504	195
Benefit payments	(11,442)	(9,091)

Projected benefit obligation, end of year	¥206,055	¥217,950

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥90,345	¥98,840
Actual return on plan assets	8,258	2,529
Employer contributions	3,765	1,248
Transfer of plan assets from contract-type corporate pension plans of the NTT group	118	36
Benefit payments	(3,646)	(3,672)

Fair value of plan assets, end of year	¥98,840	¥98,981

As of March 31:
Funded status	¥(107,215)	¥(118,969)

Defined Benefit Plan, Amounts Recognized in Consolidated Balance Sheets

The amounts recognized in the consolidated balance sheets as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Liability for employees’ retirement benefits	¥(120,296)	¥(129,189)
Asset for employees’ retirement benefits	13,081	10,220

Net amount recognized	¥(107,215)	¥(118,969)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Actuarial gains (losses), net	¥(25,338)	¥(33,386)
Prior service cost, net	1,919	1,068
Transition obligation	(564)	(452)

Total	¥(23,983)	¥(32,770)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥205,939	¥216,552
Fair value of plan assets	98,670	97,323
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥205,937	¥216,550
Fair value of plan assets	98,670	97,323

Net Periodic Pension Cost for Contract-Type Corporate Pension Plans

The net periodic pension cost for the contract-type corporate pension plans for the fiscal years ended March 31, 2013, 2014 and 2015 comprised the following:

	Millions of yen
	2013	2014	2015
Service cost	¥9,879	¥10,435	¥8,562
Interest cost on projected benefit obligation	3,789	3,171	2,821
Expected return on plan assets	(1,617)	(1,791)	(2,003)
Amortization of prior service cost	(1,898)	(1,635)	(851)
Curtailment gain	—	(5,131)	—
Amortization of actuarial gains and losses	1,667	1,704	834
Amortization of transition obligation	123	123	112

Net periodic pension cost	¥11,943	¥6,876	¥9,475

Other Changes in Plan Assets and Benefit Obligations of Contract-Type Corporate Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the contract-type corporate pension plans recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2013, 2014 and 2015 comprised the following:

	Millions of yen
	2013	2014	2015
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Actuarial (gains) losses arising during period, net	¥3,352	¥(17,885)	¥8,882
Amortization of prior service cost	1,898	1,635	851
Curtailment gain	—	5,131	—
Amortization of actuarial gains and losses	(1,667)	(1,704)	(834)
Amortization of transition obligation	(123)	(123)	(112)

Total recognized in “Accumulated other comprehensive income (loss)”	¥3,460	¥(12,946)	¥8,787

Fair Values of Pension Plan Assets

The following table presents the fair values of DOCOMO’s pension plan assets as of March 31, 2014 and 2015. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 20 “Fair value measurements.”

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥356	¥356	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	20,138	19,868	270	—
Domestic corporate bonds	6,507	—	6,507	—
Foreign government bonds	5,296	5,224	72	—
Foreign corporate bonds	147	36	111	—
Equity securities
Domestic stocks	7,346	7,346	—	—
Foreign stocks	5,709	5,709	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	829	—	829	—
Domestic equity securities	718	—	718	—
Foreign debt securities	541	—	541	—
Foreign equity securities	725	—	725	—
Pooled funds	33,319	—	33,319	—
Life insurance company general accounts	15,036	—	15,036	—
Other	2,173	—	0	2,173

Total	¥98,840	¥38,539	¥58,128	¥2,173

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥340	¥340	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	22,378	22,036	342	—
Domestic corporate bonds	7,205	—	7,205	—
Foreign government bonds	5,865	5,816	49	—
Foreign corporate bonds	121	28	93	—
Equity securities
Domestic stocks	8,088	8,087	1	—
Foreign stocks	5,635	5,635	—	—
Securities investment trust beneficiary certificates
Domestic debt securities	923	—	923	—
Domestic equity securities	778	—	778	—
Foreign debt securities	580	—	580	—
Foreign equity securities	766	—	766	—
Pooled funds	30,324	—	30,324	—
Life insurance company general accounts	14,386	—	14,386	—
Other	1,592	—	0	1,592

Total	¥98,981	¥41,942	¥55,447	¥1,592

Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the contract-type corporate pension plans’ projected benefit obligations as of March 31, 2014 and 2015 were as follows:

	2014	2015
Discount rate	1.4%	1.0%
Long-term rate of salary increases	2.9	2.9

Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determination of the net periodic pension cost for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	2013	2014	2015
Discount rate	1.9%	1.5%	1.4%
Long-term rate of salary increases	2.9	2.9	2.9
Expected long-term rate of return on plan assets	2.0	2.0	2.0

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Benefit Payments, which Reflect Expected Future Service Under Contract-Type Corporate Pension Plans

The benefit payments, which reflect expected future service under the NTT CDBP, based on actuarial computations which covered only DOCOMO employees are expected to be as follows:

Year ending March 31,	Millions of yen
2016	¥1,876
2017	1,996
2018	2,113
2019	2,183
2020	2,210
2021-2025	11,999

Reconciliations and Changes in Contract-Type Corporate Pension Plans' Projected Benefit Obligations and Fair Value of Plan Assets

The following table presents reconciliations and changes in the NTT CDBP’s projected benefit obligation and fair value of plan assets for the fiscal years ended March 31, 2014 and 2015. The amount in the table is based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP. The funded status was recognized as “Liability for employees’ retirement benefits” in the consolidated balance sheets as of March 31, 2014 and 2015.

	Millions of yen
	2014	2015
Change in benefit obligations:
Projected benefit obligation, beginning of year	¥116,939	¥116,898
Service cost	4,067	3,905
Interest cost	1,690	1,613
Actuarial (gain) loss	1,424	10,630
Plan amendment	(5,235)	—
Internal adjustment due to transfer of employees within the NTT group	30	21
Other	27	(72)
Benefit payments	(2,044)	(1,853)

Projected benefit obligation, end of year	¥116,898	¥131,142

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	¥70,235	¥76,528
Actual return on plan assets	7,031	9,309
Employer contributions	863	2,136
Employee contributions	406	432
Internal adjustment due to transfer of employees within the NTT group	10	(21)
Other	27	(72)
Benefit payments	(2,044)	(1,853)

Fair value of plan assets, end of year	¥76,528	¥86,459

As of March 31:
Funded status	¥(40,370)	¥(44,683)

Defined Benefit Plan, Items Recognized in Accumulated Other Comprehensive Income (Loss)

Amounts recognized in “Accumulated other comprehensive income (loss)” as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Actuarial gains (losses), net	¥(17,807)	¥(20,334)
Prior service cost, net	4,973	4,448

Total	¥(12,834)	¥(15,886)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets in the pension plans with the projected or accumulated benefit obligation in excess of the plan assets as of March 31, 2014 and 2015 were as follows:

	Millions of yen
	2014	2015
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥116,898	¥131,142
Fair value of plan assets	76,528	86,459
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	¥90,294	¥100,219
Fair value of plan assets	76,393	86,283

Net Periodic Pension Cost for Contract-Type Corporate Pension Plans

The net periodic pension cost for the NTT CDBP regarding DOCOMO employees for the fiscal years ended March 31, 2013, 2014 and 2015 comprised the following:

	Millions of yen
	2013	2014	2015
Service cost	¥3,585	¥4,067	¥3,905
Interest cost on projected benefit obligation	1,891	1,690	1,613
Expected return on plan assets	(1,523)	(1,719)	(1,892)
Amortization of prior service cost	(356)	(618)	(525)
Amortization of actuarial gains and losses	1,077	1,288	686
Contribution from employees	(420)	(406)	(432)

Net periodic pension cost	¥4,254	¥4,302	¥3,355

Other Changes in Plan Assets and Benefit Obligations of Contract-Type Corporate Pension Plans Recognized in Accumulated Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations of the NTT CDBP regarding DOCOMO employees recognized in “Accumulated other comprehensive income (loss)” for the fiscal years ended March 31, 2013, 2014 and 2015 comprised the following:

	Millions of yen
	2013	2014	2015
Other changes in plan assets and benefit obligations recognized in “Accumulated other comprehensive income (loss)”:
Prior service cost arising during period	¥—	¥(5,235)	¥—
Actuarial (gains) losses arising during period, net	4,928	(3,888)	3,213
Amortization of prior service cost	356	618	525
Amortization of actuarial gains and losses	(1,077)	(1,288)	(686)

Total recognized in “Accumulated other comprehensive income (loss)”	¥4,207	¥(9,793)	¥3,052

Fair Values of Pension Plan Assets

The following table presents the fair values of NTT CDBP’s pension plan assets as of March 31, 2014 and 2015. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in Note 20 “Fair value measurements.”

	Millions of yen
	2014
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥568	¥568	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	21,576	21,210	366	—
Domestic corporate bonds	5,843	—	5,843	—
Foreign government bonds	5,541	5,475	66	—
Foreign corporate bonds	92	12	80	—
Equity securities
Domestic stocks	13,477	13,477	—	—
Foreign stocks	8,284	8,284	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,295	—	1,295	—
Domestic equity securities	1,871	—	1,871	—
Foreign debt securities	1,298	—	1,298	—
Foreign equity securities	1,194	—	1,194	—
Pooled funds	6,704	—	6,704	—
Life insurance company general accounts	8,564	—	8,564	—
Other	221	—	2	219

Total	¥76,528	¥49,026	¥27,283	¥219

	Millions of yen
	2015
	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	¥664	¥664	¥—	¥—
Debt securities
Japanese government bonds/local government bonds	24,043	23,681	362	—
Domestic corporate bonds	6,771	—	6,771	—
Foreign government bonds	6,108	6,062	46	—
Foreign corporate bonds	88	26	62	—
Equity securities
Domestic stocks	15,955	15,953	2	—
Foreign stocks	9,227	9,227	—	0
Securities investment trust beneficiary certificates
Domestic debt securities	1,500	—	1,500	—
Domestic equity securities	2,143	—	2,143	—
Foreign debt securities	1,463	—	1,463	—
Foreign equity securities	1,359	—	1,359	—
Pooled funds	6,987	—	6,987	—
Life insurance company general accounts	9,971	—	9,971	—
Other	180	—	0	180

Total	¥86,459	¥55,613	¥30,666	¥180

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Projected Benefit Obligations
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the NTT CDBP’s projected benefit obligations, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, as of March 31, 2014 and 2015 were as follows:

	2014	2015
Discount rate	1.4%	1.0%
Long-term rate of salary increases	3.4	3.4

Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Pension Cost
Assumptions Used in Determination of Pension Plans' Projected Benefit Obligations and Net Periodic Pension Cost

The assumptions used in determining the net periodic pension cost, based on actuarial computations which covered only DOCOMO employees’ participation in the NTT CDBP, for the fiscal years ended March 31, 2013, 2014 and 2015 were as follows:

	2013	2014	2015
Discount rate	1.9%	1.5%	1.4%
Long-term rate of salary increases	3.3	3.9	3.4
Expected long-term rate of return on plan assets	2.5	2.5	2.5